Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Cross Currency Swap Agreements

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)
850,000	102,000	NIBOR	4.60%	7.89%	(10,000)	1.7
1,000,000	112,000	NIBOR	5.15%	5.74%	4,230	3.7
1,000,000	117,000	NIBOR	4.90%	6.37%	(4,683)	4.9
					(10,453)

Interest Rate Swap Agreements	As at December 31, 2021, the Company was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Weighted- Average Remaining Term (years)	Weighted- Average Fixed Interest Rate (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (ii)(iii)	LIBOR	740,503	(19,428)	3.3	2.2%
U.S. Dollar-denominated interest rate swaps (ii)(iv)	LIBOR	235,202	(290)	4.0	1.7%
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (v)	EURIBOR	54,695	(3,188)	1.7	3.9%
			(22,906)
(i)Excludes the margins the Company pays on its floating-rate term loans, which, at December 31, 2021, ranged from 0.60% to 3.25%.
(ii)Principal amount reduces quarterly.
(iii)Two interest rate swaps are subject to mandatory early termination in 2024 whereby the swaps will be settled based on their fair value at that time.
(iv)Forward-starting interest rate swaps with inception dates ranging from October 2023 to April 2024.
(v)Principal amount reduces monthly.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(67)	(2,451)	(3,081)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	3,896	(2,177)	(10,327)	(8,699)
Cross currency swap agreements	672	3,529	(342)	(2,803)	(11,509)
	672	7,425	(2,586)	(15,581)	(23,289)
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(4,823)	(42,329)	(15,453)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(5,594)	(56,925)	(32,971)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of income is as follows:

	Year Ended December 31,
	2021 $			2020 $			2019 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(16,117)	42,652	26,535	(16,626)	(16,669)	(33,295)	(10,081)	(2,891)	(12,972)
Interest rate swap agreements termination	(18,012)	—	(18,012)	—	—	—	—	—	—
Foreign currency forward contracts	—	—	—	(241)	202	(39)	(147)	(202)	(349)
Toledo Spirit time- charter derivative	—	—	—	—	—	—	—	(40)	(40)
	(34,129)	42,652	8,523	(16,867)	(16,467)	(33,334)	(10,228)	(3,133)	(13,361)
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of income is as follows:

	Year Ended December 31,
	2021 $			2020 $			2019 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	(5,294)	4,705	(589)	(6,588)	26,832	20,244	(5,061)	(13,239)	(18,300)
Cross currency swap agreements maturity and termination	(2,470)	—	(2,470)	(33,844)	—	(33,844)	—	—	—
	(7,764)	4,705	(3,059)	(40,432)	26,832	(13,600)	(5,061)	(13,239)	(18,300)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)	The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Company’s equity-accounted joint ventures.

Year Ended December 31, 2021
Amount of Gain Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
7,257	(3,304)

Year Ended December 31, 2020
Amount of Loss Recognized in OCI $	Amount of Loss Reclassified from Accumulated OCI to Interest Expense $
(8,481)	(2,320)

Year Ended December 31, 2019
Amount of Loss Recognized in OCI $	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (effective portion) $
(7,458)	376